Statement of cash flows - ZAR (R) R in Millions		6 Months Ended			12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Jun. 30, 2020
Statement of cash flows
Cash receipts from customers		R 88,890		R 102,955	R 196,798
Cash paid to suppliers and employees		(77,144)		(83,322)	(154,414)
Cash generated by operating activities	[1]	11,746		19,633	42,384
Dividends received from equity accounted investments		3		15	208
Finance income received		406		363	792
Finance costs paid		(3,192)		(2,999)	(7,154)
Tax paid		(1,575)		(3,301)	(5,659)
Cash available from operating activities		7,388		13,711	30,571
Dividends paid		(8)		(11)	(31)
Dividends paid to non-controlling shareholders in subsidiaries		(227)		(334)	(810)
Cash retained from operating activities		7,153		13,366	29,730
Total additions to non-current assets	[2]	(9,554)		(25,295)	(41,935)
Additions to non-current assets		(7,509)		(21,442)	(35,164)
Decrease in capital project related payables		(2,045)		(3,853)	(6,771)
Cash movements in equity accounted investments				(137)	(284)
Proceeds on disposals and scrappings	[3]	33,963		2,032	4,285
Acquisition of interest in equity accounted investments					(512)
Purchase of investments		(67)		(72)	(121)
Other net cash flow from investing activities		5		(459)	17
Cash generated by/(used in) investing activities		24,347		(23,931)	(38,550)
Proceeds from long-term debt		21		18,504	36,487
Repayment of long-term debt	[4]	(15,365)		(23,987)	(28,335)
Repayment of lease liabilities		(1,175)		(1,110)	(2,061)
Proceeds from short-term debt		17		15,136	19,998
Repayment of short-term debt	[4]	(20,578)		(1,270)	(977)
Cash (used in)/generated by financing activities		(37,080)		7,273	25,112
Translation effects on cash and cash equivalents		(543)		132	3,607
(Decrease)/increase in cash and cash equivalents		(6,123)		(3,160)	19,899
Cash and cash equivalents at the beginning of period		34,094	[5]	15,819	15,819
Reclassification to disposal groups held for sale and other long-term investments		(363)		11	(1,624)
Cash and cash equivalents at the end of the period	[5]	R 27,608		R 12,670	R 34,094

[1]	Cash generated by operating activities decreased by 40% to R11.7 billion compared to the prior period. Our cash flows were impacted by low crude oil prices, softer chemical prices, plant downtime and the impact of COVID-19, partly negated by our cash conservation initiative.
[2]	The movement is mainly as a result of the completion of the LCCP and decreased capital expenditure due to cash conservation initiatives.
[3]	Includes proceeds received from the disposal of a portion of our US LCCP Base Chemicals business, as well as our 50% equity interest in the Gemini HDPE LLC (approximately R33 billion
[4]	During the period, we utilised proceeds from our asset divestments to repay the US dollar syndicated loan and a portion of our Revolving credit facility. Furthermore, we repaid all our ZAR banking facilities.
[5]	Includes bank overdraft.